Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (4,750,143)	$ 111,603	$ 491,401
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of property and equipment	160,313	146,161	118,333
Amortization on land use right	7,621	7,132	7,158
Gain on disposal of property and equipment	(4,857)
Property and equipment written off	1	708	1,352
Allowance for credit losses	123,122	242,818	119,662
Impairment of goodwill	196,174
Impairment of equity investees	3,083,478
Deferred tax	4,594	(58,540)	(16,702)
Share of results of equity investees	7,637
Inventory write-downs	95,345
Amortization of rights of use assets	38,115	46,947	14,034
Changes in operating assets and liabilities:
Accounts receivable	72,442	170,975	(743,070)
Other receivables, deposits and prepayments	(350,591)	(132,539)	(28,858)
Accounts payable	436,019	(274,908)	(8,654)
Accrued expenses and other payables	115,417	265,822	15,092
Deferred revenue	(1,037,013)	687,414	126,718
Operating lease liabilities	(40,882)	(46,532)	(14,365)
Inventories	207,570	(401,440)	531,557
Related parties	(767,412)	74,312	238,607
Taxes payable	(33,745)	(86,475)	(196,469)
Net cash (used in) provided by operating activities	(2,436,795)	753,458	655,796
Cash flows from investing activities
Purchase of property and equipment	(281,745)	(51,519)	(73,087)
Proceeds from disposal of property and equipment	4,857
Acquisition of equity investees	(350,000)
Assets acquisitions	(2,999,872)
Acquisition of subsidiaries, net of cash acquired	(144,498)
Net cash used in investing activities	(3,771,258)	(51,519)	(73,087)
Cash flows from financing activities
Payment of offering costs	(1,801,983)	(356,423)	(338,967)
Proceeds from initial public offering, net	8,960,000
Repayment of borrowings	(66,913)	(57,002)	(55,315)
Repayment of finance lease liabilities	(64,135)	(52,218)	(48,512)
Cash provided by (used in) financing activities	7,026,969	(465,643)	(442,794)
Effects of foreign exchange rate on cash and cash equivalents and restricted cash	291,214	51,033	(57,398)
Net increase in cash and cash equivalents and restricted cash	1,110,130	287,329	82,517
Cash and cash equivalents and restricted cash at beginning of year	1,190,629	903,300	820,783
Cash and cash equivalents and restricted cash at end of year	2,300,759	1,190,629	903,300
Total cash and cash equivalents and restricted cash shown in the statements of cash flows
Cash and cash equivalents	2,300,759	1,056,732	777,125
Restricted cash		133,897	126,175
Total	2,300,759	1,190,629	903,300
Supplemental disclosures of cash flow information:
Interest paid	16,725	20,958	22,309
Income taxes paid	$ 114,364	$ 149,792	$ 411,617